As filed with the Securities and Exchange Commission on August 25, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21265

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 06/30/05

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2005
Intrepid Capital Fund
(unaudited)

	Shares	Value
COMMON STOCKS - 53.92%
Beverages - 6.03%
The Coca-Cola Co.	14,630	$610,802
Grolsch NV (a)	27,150	772,194
		1,382,996
Capital Markets - 2.51%
SEI Investments Co.	15,440	576,684
Chemicals - 2.15%
Stepan Co.	22,320	493,272
Commercial Services & Supplies - 2.19%
The ServiceMaster Co.	37,515	502,701
Communications Equipment - 2.66%
Tellabs, Inc. (a)	70,245	611,131
Energy Equipment & Services - 2.42%
Tidewater, Inc.	14,600	556,552
Food Products - 2.34%
Sara Lee Corp.	27,175	538,337
Gas Utilities - 2.20%
Cascade Natural Gas Corp.	24,625	504,812
Health Care Providers & Services - 2.40%
Health Management Associates, Inc.	21,015	550,173
Household Products - 2.30%
Oil-Dri Corporation of America	29,240	527,197
Insurance - 10.18%
Berkshire Hathaway, Inc. (a)	225	626,287
Horace Mann Educators Corp.	33,055	622,095
The St. Paul Travelers Companies Inc.	15,125	597,891
XL Capital Ltd.	6,575	489,312
		2,335,585
IT Services - 2.31%
Automatic Data Processing, Inc.	12,615	529,452
Media - 2.43%
The Walt Disney Co.	22,165	558,115
Pharmaceuticals - 5.51%
Merck & Co., Inc.	19,200	591,360
Mylan Laboratories	34,950	672,438
		1,263,798
Road & Rail - 1.41%
Covenant Transport, Inc. (a)	24,550	324,060
Specialty Retail - 2.64%
Limited Brands	28,330	606,829
Wireless Telecommunication Services - 2.24%
Telephone & Data Systems, Inc.	6,500	265,265
Telephone & Data Systems, Inc. - Special Shares	6,500	249,210
		514,475

TOTAL COMMON STOCKS (Cost $12,291,680)		12,376,169

	Principal Amount
CORPORATE BONDS - 13.23%
Cable And Other Pay Television Services - 1.84%
Mediacom LLC/Mediacom Capital Corp.
9.500%, 01/15/2013	$420,000	421,050
Commercial Services & Supplies - 1.35%
Williams Scotsman, Inc.
9.875%, 06/01/2007	307,000	308,535
Diversified Financial Services - 2.49%
General Motors Acceptance Corporation
5.625%, 05/15/2009	610,000	571,744
Food & Staples Retailing - 0.11%
Great Atlantic & Pac Tea, Inc.
7.750%, 04/15/2007	25,000	25,688
Hotels Restaurants & Leisure - 2.44%
Bally Total Fitness Holding Corp.
10.500%, 07/15/2011	275,000	276,031
Six Flags, Inc.
9.750%, 04/15/2013	300,000	284,625
		560,656
Multi-Utilities & Unregulated Power - 1.13%
Calpine Corp.	275,000	259,188
Printing, Publishing, And Allied Industries - 1.36%
Houghton Mifflin Co.
0.000%, 10/15/2013	425,000	312,375
Small Arms Ammunition - 1.24%
Remington Arms Inc
10.500%, 02/01/2011	300,000	285,000
Wireless Telecommunication Services - 1.27%
Rural Cellular Corp.
9.625%, 05/15/2008	300,000	291,000

TOTAL CORPORATE BONDS (Cost $3,053,006)		3,035,236

U.S. TREASURY OBLIGATIONS - 26.82%
U.S. Treasury Bill - 26.82%
2.560%, 07/07/2005	1,200,000	1,199,480
2.870%, 08/04/2005	1,600,000	1,595,892
3.060%, 11/10/2005	2,000,000	1,978,588
3.060%, 12/08/2005	1,400,000	1,381,443
		6,155,403

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,155,403)		6,155,403

SHORT TERM INVESTMENTS - 4.16%
SEI Daily Income Trust Treasury Fund
2.520%	955,224	955,224

TOTAL SHORT TERM INVESTMENTS (Cost $955,224)		955,224

Total Investments (Cost $22,455,313) - 98.13%		22,522,032
Other Assets in Excess of Liabilities - 1.87%		429,820
TOTAL NET ASSETS - 100.00%		$22,951,852

(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title)_/s/ Mark F. Travis
                    Mark F. Travis, President

Date August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark F. Travis
                     Mark F. Travis, President

Date August 23, 2005__________________________________________

By (Signature and Title)* /s/ Mark F. Travis
                    Mark F. Travis, Treasurer

Date August 23, 2005__________________________________________

* Print the name and title of each signing officer under his or her signature.